Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill
The fair value of the assets acquired in business combinations, including goodwill, are set out in the table below.
Amounts related to the Pfizer consumer healthcare business acquisition are provisional and subject to change.

	Pfizer c onsumer h ealthcare business £m	Tesaro £m	Other £m
Net assets acquired:
Intangible assets	12,357	3,092	—
Property, plant and equipment	354	6	—
Right of use assets	39	40	—
Inventory	986	162	—
Trade and other receivables	546	115	35
Other assets including cash and cash equivalents	302	254	16
Trade and other payables	(779)	(282)	(39)
Net d eferred tax liabilities	(2,591)	(252)	—
Other liabilities	(99)	(5)	—
Term loan	—	(445)	—
Non-controlling interest	(3,577)	—	—
Goodwill	3,854	1,169	—
Total	11,392	3,854	12

Consideration settled by shares in GSK Consumer Healthcare Joint Venture	11,392	—	—
Cash consideration paid	—	3,854	6
Fair value of investment in joint venture converted into subsidiary	—	—	6
Total consideration	11,392	3,854	12

Summary of Cash Flows from Business Combinations
Cash flows

	Business acquisitions £m	Business disposals £m	Associates and joint venture investments £m
Cash consideration (paid)/received	(3,860)	161	(11)
Net deferred consideration received	—	29	—
Tra ns action costs	(95)	(73)	—
Cash and cash equivalents acquired/divested	384	(13)	—

Cash (outflow)/inflow	(3,571)	104	(11)

Summary of Investment in Associates and Joint Ventures
In addition, GSK sold its holdings in two associates for £198 million in cash.

Total £m
Cash consideration	198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)

Profit on disposal	94

2018 Acquisitions
Disclosure of detailed information about business combination [line items]
Summary of Cash Flows from Business Combinations
Cash flows

	Business disposals £m	Associates and joint venture investments £m	Associates and joint venture disposals £m
Cash consideration	2	(10)	3
Net deferred consideration received	24	—	—

Cash inflow/(outflow)	26	(10)	3

2017 Acquisitions
Disclosure of detailed information about business combination [line items]
Summary of Cash Flows from Business Combinations
Cash flows

	Business disposals £m	Associates and joint venture investments £m	Associates and joint venture disposals £m
Cash consideration	256	(15)	198
Net deferred consideration received	39	—	—
Cash and cash equivalents divested	(6)	—	—
Transaction costs paid	(7)	—	(2)

Cash inflow/(outflow)	282	(15)	196

Summary of Profit on Disposal of Businesses	The profit on disposal was determined as follows:

	£m	Total £m
Consideration including currency forwards and purchase adjustments		342

Net assets sold:
Goodwill	(16)
Intangible assets	(21)
Property, plant and equipment	(18)
Inventory	(11)
Cash and cash equivalents	(6)
Other net assets	(5)

		(77)
Transaction costs		(8)
Reclassification of exchange from other comprehensive income		(100)

Profit on disposal		157